UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

SMITH BARNEY TRUST II

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

FORM N-Q
September 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 96.8%
Australia — 3.1%
103,608	Australia & New Zealand Banking Group Ltd.	$1,900,502
22,200	National Australia Bank Ltd.	560,774

	Total Australia	2,461,276

Belgium — 0.6%
17,375	Fortis	503,866

Denmark — 0.3%
4,550	TDC A/S	245,545

Finland — 3.2%
46,514	Nokia Oyj	781,847
66,589	Stora Enso Oyj, Class R Shares	918,552
44,164	UPM-Kymmene Oyj	886,662

	Total Finland	2,587,061

France — 11.3%
10,650	Accor SA	539,611
25,617	BNP Paribas SA	1,953,728
55,129	Credit Agricole SA	1,621,979
6,337	European Aeronautic Defence & Space Co.	225,414
17,307	France Telecom SA	498,346
13,068	Peugeot SA	890,293
7,727	Pinault Printemps Redoute SA	813,393
2,652	Schneider Electric SA	210,094
8,278	Total SA	2,266,824

	Total France	9,019,682

Germany — 8.4%
14,549	Altana AG	817,161
21,898	Bayer AG	805,076
24,084	DaimlerChrysler AG	1,281,847
9,149	Deutsche Bank AG	858,500
43,947	Epcos AG *	576,015
22,321	Metro AG	1,102,694
19,486	Schering AG	1,235,901

	Total Germany	6,677,194

Hong Kong — 0.8%
121,955	Henderson Land Development Co., Ltd.	609,229

Ireland — 0.9%
33,244	Allied Irish Banks PLC	709,515

Italy — 6.4%
102,497	Eni SpA	3,053,930
17,093	Fondiaria Sai Spa	520,421
31,219	Indesit Co.	350,841
72,744	SanPaolo IMI SpA	1,133,274

	Total Italy	5,058,466

Japan — 22.6%
28,000	Bridgestone Corp.	600,556
13,800	Canon Inc.	746,670
16,600	Daiichi Sankyo *	340,659
53	East Japan Railway Co.	303,138
20,400	Fuji Photo Film Co., Ltd.	673,428
63,000	Fujitsu Ltd.	415,941
13,000	Honda Motor Co., Ltd.	736,661
58,000	Itochu Corp	399,823
39,000	Kao Corp.	962,134
37,000	Koyo Seiko Co	559,107

See Notes to Schedule of Investments.

1

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Japan (continued)
179,000	Mitsubishi Electric Corp.	$1,148,621
170,000	Mitsui Sumitomo Insurance Co., Ltd.	1,971,667
6,100	Nintendo Co., Ltd.	712,865
67,000	Nippon Steel Corp.	251,926
179	NTT DoCoMo Inc.	319,149
2,100	Obic Co., Ltd.	357,739
26,700	Pioneer Corp.	380,839
56,000	Ricoh Co., Ltd.	876,367
102,000	Sumitomo Chemical Co., Ltd.	632,014
96,000	Sumitomo Corp.	1,015,120
24,900	Takeda Pharmaceutical Co., Ltd.	1,485,714
10,440	Takefuji Corp.	815,517
13,400	THK Co., Ltd.	334,719
26,000	Toppan Printing Co., Ltd.	274,699
25,600	Toyota Motor Corp.	1,174,986
125	West Japan Railway Co.	473,322

	Total Japan	17,963,381

Luxembourg — 1.4%
48,526	Arcelor	1,138,656

Netherlands — 4.7%
9,838	DSM NV	387,790
7,236	ING Groep NV, CVA	216,210
93,301	Koninklijke KPN NV	839,268
51,290	TNT NV	1,278,346
8,237	Unilever NV, CVA	587,488
13,962	VNU NV	440,245

	Total Netherlands	3,749,347

Norway — 0.5%
40,528	Telenor ASA	362,665

Spain — 1.6%
47,052	Endesa SA	1,263,495

Switzerland — 6.1%
26,266	Clariant AG *	379,013
35,929	Credit Suisse Group	1,597,154
2,979	Nestle SA	875,904
11,800	Swiss Reinsurance	778,123
6,989	Zurich Financial Services AG *	1,195,558

	Total Switzerland	4,825,752

United Kingdom — 24.9%
28,740	AstraZeneca PLC	1,339,966
120,478	Barclays PLC	1,221,486
193,509	BP PLC	2,306,031
43,707	British American Tobacco PLC	921,062
24,472	British Sky Broadcasting Group PLC	242,701
87,426	Diageo PLC	1,260,737
121,800	GKN PLC	635,225
47,661	GlaxoSmithKline PLC	1,216,059
13,344	GUS PLC	201,755
72,569	HBOS PLC	1,095,925
189,992	International Power PLC	835,388
82,881	National Grid PLC	779,443
11,810	Next PLC	290,881
323,317	Rentokil Initial PLC	945,358
56,058	Royal Bank of Scotland Group PLC	1,595,952
91,342	Sage Group PLC	372,536
356,168	Signet Group PLC	645,959
95,433	United Utilities PLC	1,106,028

See Notes to Schedule of Investments.

2

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

United Kingdom (continued)
1,084,140	Vodafone Group PLC	$2,829,461

	Total United Kingdom	19,841,953

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $64,540,801)	77,017,083

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 2.7%
Time Deposit — 2.7%
$2,199,000	State Street Bank & Trust Co., 1.950% due 10/3/05
	(Cost — $2,199,000)	2,199,000

	TOTAL INVESTMENTS — 99.5% (Cost — $66,739,801#)	79,216,083
	Other Assets in Excess of Liabilities — 0.5%	358,813

	TOTAL NET ASSETS — 100.0%	$79,574,896

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: CVA - Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector *
Financials	26.3%
Consumer Discretionary	14.8
Energy	9.6
Industrials	9.1
Health Care	8.1
Materials	6.8
Telecommunication Services	6.5
Consumer Staples	5.8
Information Technology	5.2
Utilities	5.0
Time Deposit	2.8

100.0%

*      As a percentage of total investments.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney International Large Cap Fund (the “Fund”), is a separate diversified series of Smith Barney Trust II ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,750,458
Gross unrealized depreciation	(274,176)

Net unrealized appreciation	$12,476,282

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2005